EQUITY (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2026 JPY (¥) Vote ¥ / shares shares	Jun. 30, 2025 JPY (¥) ¥ / shares shares	Jun. 30, 2024 JPY (¥) ¥ / shares
EQUITY
Common stock, shares authorized	50,000,000	50,000,000
Number of vote | Vote	1
Common stock, shares outstanding	13,641,900	13,641,900
Cash dividends declared per share | ¥ / shares	¥ 10	¥ 3	¥ 2
Total payout | ¥	¥ 136,419	¥ 40,926	¥ 24,998